INTANGIBLE ASSETS - Schedule of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	$ 61,039	$ 71,267
Amortization charges	(6,541)	(6,273)
Assets acquired	64,104	6
Movement	74,499	(10,228)
Intangible assets and goodwill at end of period	135,538	61,039
RUCONEST® for HAE (EU)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	0
Amortization charges	0	0
Assets acquired	0	0
Movement	0	0
Intangible assets and goodwill at end of period	0	0
RUCONEST® licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	39,058	45,272
Amortization charges	(3,839)	(3,686)
Assets acquired	0	0
Movement	1,150	(6,214)
Intangible assets and goodwill at end of period	40,208	39,058
Joenja® license
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	20,088	23,121
Amortization charges	(1,809)	(1,735)
Assets acquired	0	0
Movement	764	(3,033)
Intangible assets and goodwill at end of period	20,852	20,088
KL1333 license
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	0
Amortization charges	0	0
Assets acquired	61,114	0
Movement	69,859	0
Intangible assets and goodwill at end of period	69,859	0
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	0
Assets acquired	2,903	0
Movement	3,319	0
Intangible assets and goodwill at end of period	3,319	0
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1,893	2,874
Amortization charges	(893)	(852)
Assets acquired	87	6
Movement	(593)	(981)
Intangible assets and goodwill at end of period	1,300	1,893
Gross carrying amount, at cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	93,071	99,509
Divestments		(570)
Currency translation	21,418	(5,874)
Intangible assets and goodwill at end of period	178,593	93,071
Gross carrying amount, at cost | RUCONEST® for HAE (EU)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	581
Divestments		(570)
Currency translation	0	(11)
Intangible assets and goodwill at end of period	0	0
Gross carrying amount, at cost | RUCONEST® licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	65,578	69,709
Divestments		0
Currency translation	8,636	(4,131)
Intangible assets and goodwill at end of period	74,214	65,578
Gross carrying amount, at cost | Joenja® license
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	22,998	24,447
Divestments		0
Currency translation	3,029	(1,449)
Intangible assets and goodwill at end of period	26,027	22,998
Gross carrying amount, at cost | KL1333 license
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	0
Divestments		0
Currency translation	8,745	0
Intangible assets and goodwill at end of period	69,859	0
Gross carrying amount, at cost | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	0
Divestments		0
Currency translation	416	0
Intangible assets and goodwill at end of period	3,319	0
Gross carrying amount, at cost | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	4,495	4,772
Divestments		0
Currency translation	592	(283)
Intangible assets and goodwill at end of period	5,174	4,495
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(32,032)	(28,242)
Divestments		570
Currency translation	(4,482)	1,913
Intangible assets and goodwill at end of period	(43,055)	(32,032)
Accumulated Amortization | RUCONEST® for HAE (EU)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	(581)
Divestments		570
Currency translation	0	11
Intangible assets and goodwill at end of period	0	0
Accumulated Amortization | RUCONEST® licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(26,520)	(24,437)
Divestments		0
Currency translation	(3,647)	1,603
Intangible assets and goodwill at end of period	(34,006)	(26,520)
Accumulated Amortization | Joenja® license
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(2,910)	(1,326)
Divestments		0
Currency translation	(456)	151
Intangible assets and goodwill at end of period	(5,175)	(2,910)
Accumulated Amortization | KL1333 license
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	0
Divestments		0
Currency translation	0	0
Intangible assets and goodwill at end of period	0	0
Accumulated Amortization | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	0
Divestments		0
Currency translation	0	0
Intangible assets and goodwill at end of period	0	0
Accumulated Amortization | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(2,602)	(1,898)
Divestments		0
Currency translation	(379)	148
Intangible assets and goodwill at end of period	$ (3,874)	$ (2,602)